Investment Objectives and Goals - Defiance 2X Daily Short Pure Quantum Computing Index ETF	Feb. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE 2X DAILY SHORT PURE QUANTUM COMPUTING INDEX ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2X) of the daily performance of the BITA US Quantum Computing Select Index (the “Index”) .